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March 19, 2013

Securities and Exchange Commission	VIA EDGAR
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20548

Attn:	Division of Investment Management

Re:      Timothy Plan., File Nos. 811-08228 and 033-73248, Post-Effective Amendment # 53 (“PEA#53”) to Registration Statement on Form N-1A under the Investment Company Act of 1940 and Amendment # 54 under the Securities Act of 1933.

Ladies and Gentlemen:

Pursuant to the requirements of Rule 485(a)(1) promulgated under the Securities Act of 1993, as amended we are, on behalf of the Timothy Plan (the “Trust”), filing Post-Effective Amendment # 53 (“PEA#53”) to Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PEA#53 is being filed to register a new class of shares, Class I shares, for each currently offered series of the Trust.

Please direct all comments concerning this filing to me at the above-listed address and/or phone number.  Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/  David D. Jones, Esq.
DAVID D. JONES, ESQ.